SHARE-BASED COMPENSATION - Compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
Total	$ 1,483	$ 1,530	$ 1,363
2019 Plan
SHARE-BASED COMPENSATION
Total unrecognized employee share-based compensation expense	$ 0
Recognized over a weighted-average period	0 years
2020 Plan
SHARE-BASED COMPENSATION
Total unrecognized employee share-based compensation expense	$ 507
Recognized over a weighted-average period	2 years 3 months 29 days
2022 performance incentive plan
SHARE-BASED COMPENSATION
Total unrecognized employee share-based compensation expense	$ 1,131
Recognized over a weighted-average period	1 year 8 months 8 days
Research and development
SHARE-BASED COMPENSATION
Total	$ 818	52	77
General and administrative
SHARE-BASED COMPENSATION
Total	$ 665	$ 1,478	$ 1,286